Note 11 - Business Segments and Significant Customers (Details) - Percentage Of Sales To Major Customers	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Teck Metals Ltd. [Member]
Revenue, Major Customer [Line Items]
Major Customer	10.70%	51.10%	29.60%
Korea Zinc [Member]
Revenue, Major Customer [Line Items]
Major Customer	37.20%	18.40%	20.70%
Trafigura AG [Member]
Revenue, Major Customer [Line Items]
Major Customer	22.40%	12.40%	17.40%
MS Zinc [Member]
Revenue, Major Customer [Line Items]
Major Customer	12.30%	6.90%	7.00%